Note 12 - Income Taxes - Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Combined basic Canadian federal and provincial income tax rate	26.50%	26.50%	26.50%
Effective income tax	$ 43,080	$ (27,602)	$ (1,659,267)
Increase (decrease) resulting from change in the deferred tax assets not recognized	(421,000)	1,839,000	1,302,000
Withholding tax	183,288	189,534	178,022
Non-deductible items	(66,925)	46,369	676,242
Change in prior year estimates	444,845	(1,576,767)	(318,975)
Tax income (expense)	$ 183,288	$ 189,534	$ 178,022